Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Income Tax Expenses
	As of
	June 30, 2024	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	Convenience Translation USD
Tax payable
As at beginning of the year/period	1,632,210	1,632,210	3,918,926	930,264
Tax expenses	576,620	2,289,416	992,011	235,481
Tax payment	-	(2,700)	(1,013,295)	(240,533)
As at end of the year/period	2,208,830	3,918,926	3,897,642	925,212

Deferred tax liabilities
Accelerated tax depreciation
As at beginning of the year/period	823,938	823,938	907,405	215,397
Tax expenses	(18,100)	83,467	1,482	352
As at end of the year/period	805,838	907,405	908,887	215,749

Income tax expenses
- Current year	576,620	2,289,416	992,011	235,481
- Origination of temporary differences	(18,100)	83,467	1,482	352
Total income tax expenses	558,520	2,372,883	993,493	235,833

Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate

A reconciliation between tax expense and the product of accounting profit multiplied by applicable corporate tax rate for the financial years ended June 30, 2024, December 31, 2024 and June 30, 2025 were as follows:

	As of
	June 30, 2024	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	Convenience Translation USD
Tax reconciliation
Profit before tax	2,480,619	9,538,393	8,844,362	2,099,453
Tax calculated at tax rate of 24%	481,994	2,289,214	2,122,647	503,869
Effects of:
- Lower domestic tax rate applicable to respective profits**	(45,000)	(38,371)	(45,000)	(10,682)
- Different tax rates in jurisdiction*	89,985	204,530	(1,065,860)	(253,011)
- Non-allowable expenditure	335,450	58,838	289,266	68,665
- Income not subject to tax	(30,132)	(61,405)	(62,655)	(14,873)
- Utilization of previously unrecognized capital allowance	(273,777)	(79,923)	(244,905)	(58,135)
Tax expenses	558,520	2,372,883	993,493	235,833

*	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.

**	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.